PREPAID AND OTHER CURRENT ASSETS, NET	12 Months Ended
Dec. 31, 2015
PREPAID AND OTHER CURRENT ASSETS, NET [Abstract]
PREPAID AND OTHER CURRENT ASSETS, NET

6. PREPAID AND OTHER CURRENT ASSETS, NET

Prepaid and other current assets consisted of the following:

	As of December 31,
	2014	2015
	RMB	RMB

Amount due from minority shareholder (Note i)	54,023	54,023
Amount due from Xihua Group (Note ii)	49,800	49,800
Value added tax refundable (Note iii)	24,811	24,811
Due from former owners	14,430	14,910
Staff advances	12,510	6,389
Rental deposits	10,000	8,331
Prepaid professional services fees	7,283	2,457
Prepaid rental fees (Note iv)	6,364	3,067
Receivable from Zhenjiang operating rights (Note v)	35,000	35,000
Receivable from Jinghan Group (Note vi)	-	122,822
Others (Note vii)	24,386	29,748
Total before allowance for doubtful accounts	238,607	351,358
Less: allowance for doubtful accounts (Note viii)	(90,731)	(195,254)
Total	147,876	156,104

Allowance for doubtful accounts:

	As of December 31,
	2014	2015
	RMB	RMB

Balance at beginning of year	(10,962)	(90,731)
Addition (Note vi and viii)	(98,289)	(122,718)
Written off (Note vi)	18,520	18,195
Balance at end of year	(90,731)	(195,254)

(Note i)
The balance represented Shenyang K-12's amount due from its minority shareholder amounting to RMB 54,023, which were tuition fees that have been collected from students but were misappropriated by its minority shareholder. As of December 31, 2014 and 2015, full provision was provided as the collectability was remote.

(Note ii)
A payable balance amounted to RMB 49,800 was recorded by a subsidiary prior to its acquisition by the Group, and such payable was indemnified by Xihua Group. No provision was made for the indemnity. The indemnity balance was still outstanding as of the date of issuance of the financial statement.

(Note iii)
Management considered the collectability of VAT refund was remote as a result of tax dispute between Ambow Online, Yuhua and the tax authority, as disclosed in Note 17(c), the Group provided a provision amounting to RMB 24,811 as of December 31, 2014 and 2015.

(Note iv)
An impairment loss of RMB 3,995 was made against the current portion of the prepaid long-term lease regarding the Career Enhancement Education Facility in Beijing (“Ambow Beijing Campus”) , as the capital lease and prepaid long-term lease regarding Ambow Beijing Campus were not available for use (Note 8 and 11).

(Note v)
The balance represented the prepaid operating rights to the Zhenjiang Foreign Language School and Zhenjiang International School. The Group started a negotiation of returning the operating right back to the original owner Zhenjiang Education Investment Center in the third quarter of 2011. As a result, the prepaid operating rights have been reclassified as receivable since then. As of December 31, 2014 and 2015, the payable balance to Zhenjiang Foreign Language School amounted to RMB 36,770 and RMB 36,770, respectively (Note 12); therefore, no provision was made. As of the date of issuance of the financial statements, the negotiation was still in progress.

(Note vi)
As of December 31, 2015, the original receivable due from Jinghan Group was RMB 141,017. Along with the disposal of Jinghan Group, RMB 18,195 of the receivable was written off according to the waiver agreement and an additional allowance of RMB 96,863 was provided (see Note 23(c)).

(Note vii)	Others mainly included inventory of and prepaid education supplies, prepaid outsourcing service fee, and other miscellaneous item with trivial amount.

(Note viii)	Other addition of allowance during year 2015 was mainly provided against third parties and former employees due to the remote recoverability.